Earnings per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Anti-dilutive shares of common stock excluded from the computation of diluted earnings per share	0	0	0